Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [line items]
Business combination description	Recognized assets and liabilities may be adjusted during a maximum of 12 months from the acquisition date, depending on new information obtained about the facts and circumstances existing at the acquisition date.
Technology [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	20 years
Customer relationships [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	25 years
Bottom of range [member] | Computer software [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	3 years
Bottom of range [member] | Buildings [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	10 years
Bottom of range [member] | Machinery and equipment [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	3 years
Bottom of range [member] | Vehicles [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	5 years
Top of range [member] | Computer software [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	5 years
Top of range [member] | Buildings [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	50 years
Top of range [member] | Machinery and equipment [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	40 years
Top of range [member] | Vehicles [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	8 years